Selling, General and Administrative Expenses	9 Months Ended
Dec. 31, 2021
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Selling, General and Administrative Expenses
15.	Selling, General and Administrative Expenses
Selling, general and administrative expenses for the nine months ended December 31, 2020 and 2021 are as follows:

	Millions of yen
	Nine months ended December 31, 2020	Nine months ended December 31, 2021
Personnel expenses	¥194,368	¥220,758
Selling expenses	47,467	52,825
Administrative expenses	86,963	98,174
Depreciation of office facilities	6,130	6,767

Total	¥334,928	¥378,524

Selling, general and administrative expenses for the three months ended December 31, 2020 and 2021 are as follows:

	Millions of yen
	Three months ended December 31, 2020	Three months ended December 31, 2021
Personnel expenses	¥66,239	¥76,296
Selling expenses	18,854	20,616
Administrative expenses	29,162	33,400
Depreciation of office facilities	2,054	2,328

Total	¥116,309	¥132,640